Balance Sheet Details - Schedule of Future Patent Amortization Expense (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2021	$ 76,000
2022	48,000
2023	42,000
2024	42,000
2025	42,000
Thereafter	191,000
Total	$ 441,000	$ 529,000